UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Emerging Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Global Emerging Markets Fund, Inc. ANNUAL REPORT | JUNE 30, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between

September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-

dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns.

As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund generated positive returns, but underperformed its benchmark for the 12-month period.

What factors influenced performance?
•Asia was the largest source of negative performance. Specifically, the
Fund’s underweight in China during the market’s strong rally in the first half of the year hindered relative results. However, maintaining the under-
weight as the market fell later in the period proved advantageous. Poor stock selection in Thailand, particularly in the telecommunication servic-
es sector, also detracted from comparative performance.

•Alternatively, holdings in Argentina had the greatest positive impact on relative returns. Oil services giant Tenaris SA and steel maker Ternium SA were notable contributors as both companies posted very strong returns over the year. Positions in the Middle East also contributed positively, particularly in the non-benchmarked United Arab Emirates and
Kazakhstan. Strong stock selection in South Africa and an overweight in
Russian energy companies aided relative returns as well.

Describe recent portfolio activity.
•During the annual period, we increased the Fund’s underweight position in Asia, notably in South Korea and the Southeast Asian markets, which are more vulnerable to increasing inflation and a U.S. slowdown. We also reduced the Fund’s allocation to South Africa and Turkey. Weights in Latin
America remained relatively unchanged, although we initiated positions in Argentina and Peru.

•On a sector basis, we significantly increased exposure to the Russian energy sector, which was notably undervalued. We broadly trimmed exposure to financials given the increasingly negative global sentiment.

Describe Fund positioning at period-end.
•At period-end, the Fund’s largest regional exposures were to Brazil and Russia, which are also its most significant overweight positions.
Commodities are the Fund’s largest sector exposure.

•It is a mixed picture for the global emerging market investor.While the asset class continues to exhibit a number of strong features, the global environment remains challenging. Further volatility is to be expected, particularly in Asia, as the effects of accelerating inflation and tighter monetary policy play out. Countries with lower gross domestic product are likely to be the most seriously affected, and we have taken a cau-
tious stance here. It is in an environment such as this that the team’s strong fundamental research and careful asset allocation can add significant value.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests in securities, principally equities, of issuers in countries having smaller capital markets.
3 This unmanaged Index measures the total returns of emerging foreign stock markets in Europe, Asia and the Far East.
Past performance is not indicative of future results.

4 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Performance Summary for the Period Ended June 30, 2008

				Average Annual Total Returns[1]

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	(11.72)%	3.84%	—	28.14%	—	13.26%	—
Investor A	(11.88)	3.49	(1.95)%	27.78	26.41%	12.97	12.36%
Investor B	(12.20)	2.70	(0.84)	26.79	26.63	12.24	12.24
Investor C	(12.21)	2.70	1.92	26.79	26.79	12.07	12.07
Morgan Stanley Capital International
Emerging Markets Index	(11.64)	4.89	—	30.15	—	15.51	—

[1] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]

Institutional	$1,000	$882.80	$ 6.79	$1,000	$1,017.69	$ 7.27
Investor A	$1,000	$881.20	$ 8.09	$1,000	$1,016.30	$ 8.67
Investor B	$1,000	$878.00	$11.81	$1,000	$1,012.32	$12.66
Investor C	$1,000	$877.90	$11.77	$1,000	$1,012.37	$12.61

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.45% for Institutional, 1.73% for Investor A, 2.53% for Investor B, and 2.52%
for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Fund Profile as of June 30, 2008

Ten Largest Holdings	Percent of
(Equity Investments)	Net Assets

OAO Gazprom	7%
Petroleo Brasileiro SA	5
Companhia Vale do Rio Doce (Preference ‘A’ Shares)	5
America Movil, SA de CV	4
China Mobile Ltd.	3
CEZ AS	2
Samsung Electronics Co., Ltd.	2
Cathay Financial Holding Co., Ltd.	2
OAO Rosnft Oil Co.	2
Banco Bradesco SA	2

Five Largest Industries	Percent of
(Equity Investments)	Net Assets

Oil, Gas & Consumable Fuels	22%
Metals & Mining	19
Commercial Banks	11
Wireless Telecommunication Services	10
Industrial Conglomerates	6

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a serv-
ice fee of 0.25% . In addition, Investor C Shares are subject to a 1% con-
tingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on pages 4 and 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applica-
ble to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical invest-
ment of $1,000 invested on January 1, 2008 and held through June 30,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Portfolio Summary As of June 30, 2008

Percent of
Long-Term
Geographic Allocation	Investments

Brazil	19%
Russia	16
China	11
South Korea	10
Taiwan	9
Mexico	6
South Africa	5
India	4
Argentina	3
Malaysia	3
Czech Republic	3
Thailand	2
United Arab Emirates	2
Poland	1
Kazakhstan	1
Indonesia	1
Peru	1
Turkey	1
United Kingdom	1
Hong Kong	1

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

7

Schedule of Investments June 30, 2008 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 2.1%
Energy Equipment & Services — 2.1%
Tenaris SA (a)	76,100	$ 5,669,450

Metals & Mining — 1.4%
Ternium SA (a)	87,000	3,654,000

Total Common Stocks in Argentina		9,323,450

Brazil — 18.6%
Beverages — 1.0%
Cia de Bebidas das Americas
(Preference Shares) (a)	42,389	2,685,343

Commercial Banks — 2.7%
Banco Bradesco SA (a)	277,243	5,672,392
Banco Industrial e Comercial SA
(Preference Shares)	311,825	1,604,738

		7,277,130

Household Durables — 1.6%
Cyrela Brazil Realty SA	182,500	2,518,184
Rodobens Negocios Imobiliarios SA	135,455	1,664,565

		4,182,749

Metals & Mining — 6.1%
Companhia Vale do Rio Doce
(Preference ‘A’ Shares) (a)	427,590	12,759,286
Usinas Siderurgicas de Minas Gerais SA
(Preference ‘A’ Shares)	71,850	3,534,907

		16,294,193

Multiline Retail — 0.7%
Lojas Renner SA	91,892	1,817,090

Oil, Gas & Consumable Fuels — 6.5%
OGX Petroleo e Gas Participacoes SA (b)	3,800	3,003,282
Petroleo Brasileiro SA (a)	247,200	14,325,240

		17,328,522

Total Common Stocks in Brazil		49,585,027

China — 10.8%
Commercial Banks — 1.5%
China Construction Bank Class H	4,885,000	3,941,808

Industrial Conglomerates — 1.0%
Beijing Enterprises Holdings Ltd.	792,000	2,596,052

Insurance — 1.5%
China Life Insurance Co. Ltd.	1,136,000	3,957,750

Metals & Mining — 1.0%
Angang New Steel Co. Ltd.	778,300	1,567,449
Zhaojin Mining Industry Co. Ltd.	837,000	1,030,664

		2,598,113

Oil, Gas & Consumable Fuels — 2.4%
CNOOC Ltd.	2,334,000	4,051,618
China Petroleum & Chemical Corp.	2,716,000	2,538,698

		6,590,316

Wireless Telecommunication
Services — 3.4%
China Mobile Ltd.	680,990	9,140,822

Total Common Stocks in China		28,824,861

Common Stocks	Shares	Value

Czech Republic — 2.4%
Electric Utilities — 2.4%
CEZ AS	72,325	$ 6,418,540

Total Common Stocks in the Czech Republic		6,418,540

Hong Kong — 0.6%
Metals & Mining — 0.6%
Zijin Mining Group Co. Ltd.	1,842,000	1,567,803

Total Common Stocks in Hong Kong		1,567,803

India — 1.2%
Construction & Engineering — 0.7%
IVRCL Infrastructures & Projects Ltd.	264,300	1,871,653
Prajay Engineers Syndicate Ltd.	24,737	58,813

		1,930,466

Household Durables — 0.2%
DS Kulkarni Developers Ltd.	196,700	454,978

Industrial Conglomerates — 0.3%
Jaiprakash Associates Ltd.	242,000	812,576

Total Common Stocks in India		3,198,020

Indonesia — 0.9%
Industrial Conglomerates — 0.9%
Bakrie and Brothers Tbk PT (b)	43,104,000	2,484,154

Total Common Stocks in Indonesia		2,484,154

Kazakhstan — 1.0%
Metals & Mining — 1.0%
Eurasian Natural Resources Corp. (b)	103,084	2,716,020

Total Common Stocks in Kazakhstan		2,716,020

Malaysia — 2.4%
Diversified Financial Services — 0.6%
AMMB Holdings Bhd	1,715,400	1,672,911

Industrial Conglomerates — 1.8%
Malaysian Resources Corp. Bhd	5,954,800	2,010,111
Sime Darby Bhd	985,000	2,792,585

		4,802,696

Total Common Stocks in Malaysia		6,475,607

Mexico — 5.7%
Household Durables — 1.1%
Desarrolladora Homex SA de CV (a)(b)	48,600	2,846,988

Metals & Mining — 1.0%
Grupo Mexico, SA de CV	1,168,314	2,650,856

Wireless Telecommunication
Services — 3.6%
America Movil, SA de CV (a)	182,500	9,626,875

Total Common Stocks in Mexico		15,124,719

Peru — 1.0%
Metals & Mining — 1.0%
Cia de Minas Buenaventura SA (a)	37,000	2,418,690

Total Common Stocks in Peru		2,418,690

Poland — 1.1%
Commercial Banks — 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	133,798	2,875,216

Total Common Stocks in Poland		2,875,216

See Notes to Financial Statements.

8 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Russia — 15.7%
Commercial Banks — 0.9%
Sberbank RF (a)	6,910	$ 2,521,770

Metals & Mining — 2.4%
MMC Norilsk Nickel (a)	104,138	2,634,691
Novolipetsk Steel (a)	64,000	3,628,800

		6,263,491

Oil, Gas & Consumable Fuels — 10.7%
LUKOIL (a)	45,268	4,463,425
OAO Gazprom (a)	308,446	17,929,534
OAO Rosnft Oil Co. (a)(b)	513,803	5,960,115

		28,353,074

Software — 0.7%
AFI Development Plc (a)(b)	260,703	1,996,985

Wireless Telecommunication
Services — 1.0%
Mobile Telesystems (a)	34,100	2,612,401

Total Common Stocks in Russia		41,747,721

South Africa — 5.0%
Commercial Services & Supplies — 0.4%
Blue Label Telecoms Ltd. (b)	1,331,553	1,187,437

Metals & Mining — 1.6%
Anglo Platinum Ltd.	25,000	4,157,672

Oil, Gas & Consumable Fuels — 1.6%
Sasol Ltd.	71,900	4,232,377

Pharmaceuticals — 0.3%
Enaleni Pharmaceuticals Ltd. (b)	2,718,501	885,074

Wireless Telecommunication
Services — 1.1%
MTN Group Ltd.	184,000	2,912,537

Total Common Stocks in South Africa		13,375,097

South Korea — 10.1%
Commercial Banks — 1.7%
Kookmin Bank	75,396	4,431,206

Construction & Engineering — 1.9%
Daelim Industrial Co.	28,395	2,901,777
Hyundai Development Co.	44,634	2,259,886

		5,161,663

Industrial Conglomerates — 0.9%
CJ Corp.	42,711	2,529,004

Insurance — 1.0%
Dongbu Insurance Co., Ltd.	72,500	2,658,912

Metals & Mining — 1.5%
POSCO	7,638	3,977,552

Multiline Retail — 0.8%
Hyundai Department Store Co. Ltd.	26,130	2,113,243

Semiconductors & Semiconductor
Equipment — 2.3%
Samsung Electronics Co., Ltd.	10,141	6,058,623

Total Common Stocks in South Korea		26,930,203

Common Stocks	Shares	Value

Taiwan — 8.4%
Electronic Equipment & Instruments — 1.2%
HON HAI Precision Industry Co., Ltd.	657,000	$ 3,230,858

Industrial Conglomerates — 1.0%
Far Eastern Textile Co. Ltd.	2,099,800	2,730,622

Insurance — 2.3%
Cathay Financial Holding Co., Ltd.	2,781,000	6,041,352

Metals & Mining — 0.5%
China Steel Corp.	879,000	1,355,018

Semiconductors & Semiconductor
Equipment — 3.4%
Advanced Semiconductor Engineering Inc.	2,710,787	2,430,002
Taiwan Semiconductor Manufacturing Co., Ltd.	1,166,000	2,477,585
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	381,226	4,159,176

		9,066,763

Total Common Stocks in Taiwan		22,424,613

Thailand — 2.3%
Commercial Banks — 1.3%
Kasikornbank PCL	1,596,000	3,394,374

Oil, Gas & Consumable Fuels — 1.0%
PTT PCL (a)	296,200	2,679,249

Total Common Stocks in Thailand		6,073,623

Turkey — 0.9%
Commercial Banks — 0.9%
Turkiye Vakiflar Bankasi T.A.O. Class D	1,777,900	2,311,934

Total Common Stocks in Turkey		2,311,934

United Kingdom — 0.8%
Metals & Mining — 0.8%
Central African Mining & Exploration Co. Plc (b)	1,811,687	1,994,708

Total Common Stocks in the United Kingdom		1,994,708

Total Common Stocks — 92.4%		245,870,006

Structured Notes

India — 2.6%
Diversified Financial Services — 1.3%
Citigroup Global Markets Holdings, Inc.
(JSW Steel Ltd.), 1/20/10 (b)	158,363	3,312,542

Wireless Telecommunication Services — 1.3%
Morgan Stanley Asia Products Ltd.
(Bharti Airtel Ltd.), 8/01/10 (b)	205,981	3,462,520

Total Structured Notes in India		6,775,062

United Arab Emirates — 2.0%
Commercial Banks — 1.0%
HSBC Bank Plc (Abu Dhabi Commercial Bank),
1/20/2009 (b)	1,989,088	2,767,219

Total Structured Notes in the United Arab Emirates		2,767,219

United States — 1.0%
Citigroup Global Markets Holdings, Inc.
(Emaar Properties PJSC), 3/24/09 (b)	886,032	2,617,259

Total Structured Notes in the United States		2,617,259

Total Structured Notes — 4.6%		12,159,540

Total Long-Term Investments
(Cost — $242,560,250) — 97.0%		258,029,546

See Notes to Financial Statements.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

9

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Beneficial
	Interest
Short-Term Securities	(000)	Value

BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.56% (c)(d)	$ 1,127	$ 1,127,428

Total Short-Term Securities
(Cost — $1,127,428) — 0.4%		1,127,428

Total Investments (Cost — $243,687,678*) — 97.4%		259,156,974
Other Assets Less Liabilities — 2.6%		6,925,843

Net Assets — 100.0%		$ 266,082,817

* The cost and unrealized appreciation (depreciation) of investments as of June
30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 245,397,389

Gross unrealized appreciation	$ 38,561,924
Gross unrealized depreciation	(24,802,339)

Net unrealized appreciation	$ 13,759,585

(a) Depositary receipts.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$1,127	$79,002

(d) Represents the current yield as of report date.
• For Fund compliance purposes,the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.

10 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Statement of Assets and Liabilities

June 30, 2008

Assets

Investments at value — unaffiliated (cost — $242,560,250)	$ 258,029,546
Investments at value — affiliated (cost — $1,127,428)	1,127,428
Foreign currency at value (cost — $7,291,139)	7,295,064
Investments sold receivable	1,790,225
Dividends receivable	745,417
Prepaid expenses	27,971
Capital shares sold receivable	25,867
Other assets	55,534

Total assets	269,097,052

Liabilities

Bank overdraft	88,609
Investments purchased payable	1,559,290
Capital shares redeemed payable	820,447
Investment advisory fees payable	229,081
Other affiliates payable	79,689
Distribution fees payable	65,838
Officer’s and Directors’ fees payable	58
Other accrued expenses payable	171,223

Total liabilities	3,014,235

Net Assets

Net assets	$ 266,082,817

Net Assets Consist of

Institutional Shares, $0.10 par value, 100,000,000 shares authorized	$ 358,190
Investor A Shares, $0.10 par value, 100,000,000 shares authorized	668,599
Investor B Shares, $0.10 par value, 100,000,000 shares authorized	40,061
Investor C Shares, $0.10 par value, 100,000,000 shares authorized	164,495
Paid-in capital in excess of par	238,956,650
Undistributed net investment income	82,388
Accumulated net realized gain	10,330,931
Net unrealized appreciation/depreciation	15,481,503

Net assets	$ 266,082,817

Net Asset Value

Insitutional — Based on net assets of $80,398,743 and 3,581,901 shares outstanding	$ 22.45

Investor A — Based on net assets of $145,780,951 and 6,685,990 shares outstanding	$ 21.80

Investor B — Based on net assets of $7,955,007 and 400,614 shares outstanding	$ 19.86

Investor C — Based on net assets of $31,948,116 and 1,644,950 shares outstanding	$ 19.42

See Notes to Financial Statements.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

11

Statement of Operations

Year Ended June 30, 2008

Investment Income

Dividends (net of $480,926 foreign withholding tax)	$ 5,326,914
Interest from affiliates	79,002

Total income	5,405,916

Expenses

Investment advisory	2,967,780
Custodian	464,069
Service — Investor A	402,645
Service and distribution — Investor B	110,591
Service and distribution — Investor C	353,775
Transfer agent — Institutional	95,074
Transfer agent — Investor A	224,386
Transfer agent — Investor B	20,786
Transfer agent — Investor C	56,117
Accounting services	142,174
Printing	70,428
Professional	69,965
Registration	66,389
Officer and Directors	26,785
Miscellaneous	35,643

Total expenses	5,106,607
Less fees waived by advisor	(77,082)

Total expenses after waiver	5,029,525

Net investment income	376,391

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments (net of $310,064 foreign capital gain tax)	59,481,900
Foreign currency	(152,219)

59,329,681

Net change in unrealized appreciation/depreciation on:
Investments	(49,226,769)
Foreign currency	(2,265)

(49,229,034)

Total realized and unrealized gain	10,100,647

Net Increase in Net Assets Resulting from Operations	$ 10,477,038

See Notes to Financial Statements.

12 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Statements of Changes in Net Assets

	Year Ended
	June 30,

Increase (Decrease) in Net Assets:	2008	2007[1]

Operations

Net investment income	$ 376,391	$ 125,781
Net realized gain	59,329,681	46,929,278
Net change in unrealized appreciation/depreciation	(49,229,034)	40,985,034

Net increase in net assets resulting from operations	10,477,038	88,040,093

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	—	(895,352)
Investor A	—	(1,243,863)
Investor B	—	(89,432)
Investor C	—	(167,642)
Net realized gain:
Institutional	(21,745,299)	(13,057,383)
Investor A	(39,569,089)	(22,224,912)
Investor B	(2,962,637)	(2,979,300)
Investor C	(9,120,068)	(4,763,109)

Decrease in net assets resulting from dividends and distributions to shareholders	(73,397,093)	(45,420,993)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	45,811,401	2,399,521

Redemption Fee

Redemption fee	9,593	7,377

Net Assets

Total increase (decrease) in net assets	(17,099,061)	45,025,998
Beginning of year	283,181,878	238,155,880

End of year	$ 266,082,817	$ 283,181,878

End of year undistributed net investment income	$ 82,388	—

[1] Consolidated Statement of Changes in Net Assets. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

13

Financial Highlights

		Institutional						Investor A

		Year Ended June 30,					Year Ended June 30,

	2008	2007[1]	2006[1]	2005[1]	2004[1]	2008	2007[1]	2006[1]	2005[1]	2004[1]

Per Share Operating Performance

Net asset value, beginning of year	$ 27.91	$ 24.14	$ 17.74	$ 13.37	$ 10.42	$ 27.27	$ 23.68	$ 17.41	$ 13.16	$ 10.27

Net investment income[2]	0.12	0.09	0.22	0.18	0.06	0.04	0.02	0.17	0.15	0.02
Net realized and unrealized gain	1.28[3]	8.37[3]	6.28[3]	4.19[3]	2.96	1.25[3]	8.21[3]	6.16[3]	4.10[3]	2.92

Total from investment operations	1.40	8.46	6.50	4.37	3.02	1.29	8.23	6.33	4.25	2.94

Dividends and distributions from:
Net investment income	—	(0.28)	(0.10)	—	(0.07)	—	(0.23)	(0.06)	—	(0.05)
Net realized gain	(6.86)	(4.41)	—	—	—	(6.76)	(4.41)	—	—	—

Total dividends and distributions	(6.86)	(4.69)	(0.10)	—	(0.07)	(6.76)	(4.64)	(0.06)	—	(0.05)

Net asset value, end of year	$ 22.45	$ 27.91	$ 24.14	$ 17.74	$ 13.37	$ 21.80	$ 27.27	$ 23.68	$ 17.41	$ 13.16

Total Investment Return[4]

Based on net asset value	3.84%	41.99%	36.80%	32.69%	29.11%	3.49%	41.66%	36.46%	32.29%	28.71%

Ratios to Average Net Assets

Total expenses after waiver and excluding
reorganization expenses	1.37%	1.40%	1.50%	1.60%	1.88%	1.65%	1.66%	1.75%	1.85%	2.12%

Total expenses after waiver	1.37%	1.40%	1.50%	1.60%	2.02%	1.65%	1.66%	1.75%	1.85%	2.25%

Total expenses	1.40%	1.44%	1.50%	1.63%	2.02%	1.68%	1.71%	1.75%	1.88%	2.25%

Net investment income	0.45%	0.36%	0.99%	1.18%	0.43%	0.16%	0.10%	0.74%	0.94%	0.17%

Supplemental Data

Net assets, end of year (000)	$ 80,399	$ 86,385	$ 73,914	$ 63,018	$ 63,831	$145,781	$151,309	$122,331	$ 91,292	$ 79,383

Portfolio turnover	163%	140%	121%	110%	183%	163%	140%	121%	110%	183%

[1]	Consolidated Financial Highlights. See Note 1 of the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Total investment returns exclude the effect of any sales charges.

See Notes to Financial Statements.

14 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Financial Highlights (concluded)

			Investor B					Investor C

		Year Ended June 30,					Year Ended June 30,

	2008	2007[1]	2006[1]	2005[1]	2004[1]	2008	2007[1]	2006[1]	2005[1]	2004[1]

Per Share Operating Performance

Net asset value, beginning of year	$ 25.20	$ 22.10	$ 16.32	$ 12.44	$ 9.74	$ 24.91	$ 22.01	$ 16.25	$ 12.38	$ 9.70

Net investment income (loss)[2]	(0.14)	(0.15)	—[3]	0.02	(0.08)	(0.14)	(0.14)	(0.01)	0.02	(0.07)
Net realized and unrealized gain	1.18[4]	7.62[4]	5.78[4]	3.86[4]	2.78	1.18[4]	7.53[4]	5.77[4]	3.85[4]	2.75

Total from investment operations	1.04	7.47	5.78	3.88	2.70	1.04	7.39	5.76	3.87	2.68

Dividends and distributions from:
Net investment income	—	(0.13)	—	—	—	—	(0.13)	—	—	—
Net realized gain	(6.38)	(4.24)	—	—	—	(6.53)	(4.36)	—	—	—

Total dividends and distributions	(6.38)	(4.37)	—	—	—	(6.53)	(4.49)	—	—	—

Net asset value, end of year	$ 19.86	$ 25.20	$ 22.10	$ 16.32	$ 12.44	$ 19.42	$ 24.91	$ 22.01	$ 16.25	$ 12.38

Total Investment Return[5]

Based on net asset value	2.70%	40.59%	35.42%	31.19%	27.72%	2.70%	40.58%	35.45%	31.26%	27.63%

Ratios to Average Net Assets

Total expenses after waiver and excluding
reorganization expenses	2.44%	2.45%	2.53%	2.65%	2.93%	2.42%	2.43%	2.52%	2.65%	2.93%

Total expenses after waiver	2.44%	2.45%	2.53%	2.65%	3.06%	2.42%	2.43%	2.52%	2.65%	3.07%

Total expenses	2.47%	2.48%	2.53%	2.68%	3.06%	2.45%	2.47%	2.52%	2.68%	3.07%

Net investment income (loss)	(0.60)%	(0.68)%	(0.02)%	0.11%	(0.66)%	(0.61)%	(0.66)%	(0.05)%	0.16%	(0.62)%

Supplemental Data

Net assets, end of year (000)	$ 7,955	$ 13,280	$ 17,238	$ 24,333	$ 30,102	$ 31,948	$ 32,208	$ 24,674	$ 15,956	$ 14,903

Portfolio turnover	163%	140%	121%	110%	183%	163%	140%	121%	110%	183%

[1]	Consolidated Financial Highlights. See Note 1 of the Notes to Financial Statements.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Includes a redemption fee, which is less than $0.01 per share.

[5]	Total investment returns exclude the effect of sales charges.

See Notes to Financial Statements.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

15

Notes to Financial Statements

1. Significant Accounting Policies:

On March 17, 2008, BlackRock Developing Capital Markets Fund, Inc.
was renamed BlackRock Global Emerging Markets Fund, Inc. (the
“Fund”). The Fund is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be sub-
ject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C
Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B sharehold-
ers may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value

Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determi-
nations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events
(for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

16 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective December 31, 2007, the Fund implemented Financial Account-
ing Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the applica-
tion of FIN 48 to the Fund, and has determined that the adoption of FIN
48 does not have a material impact on the Fund’s financial statements.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remain open for the years ended June 30, 2005 through June 30, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Fund’s financial statement dis-
closures, if any, is currently being assessed.

Basis of Consolidation: The accompanying consolidated Statement of Changes in Net Assets for the year ended June 30, 2007 and the
Financial Highlights for each of the years in the four-year period ended
June 30, 2007 includes the accounts of Inversiones en Marcado
Accionario de Valores Chile Limitada, a wholly owned subsidiary of the
Fund. The subsidiary was created for regulatory purposes to invest in
Chilean securities. Intercompany accounts and transactions have been eliminated. During the year ended June 30, 2007, Inversiones en
Mercado Accionario de Valores Chile Limitada was dissolved.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from management estimates of available cash.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC, (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc. to provide investment advisory and administration serv-
ices. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial
Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 1.0% of the average daily net assets of the Fund.

The Advisor voluntarily agreed to waive 0.10% of its fee for the periods July 1, 2007 to August 31, 2007 and October 1, 2007 to
October 31, 2007.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

17

Notes to Financial Statements (continued)

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC and BlackRock Asset
Management U.K. Limited, both affiliates of the Advisor with respect to the Fund, under which the Advisor pays each sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the year ended June 30, 2008, the Fund reimbursed the Advisor
$5,328, for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the year ended June 30, 2008, the Distributor earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $71,624, and affiliates received contingent deferred sales charges of $10,183 and $4,324 relating to transactions in Investor B and Investor C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of $793 relating to transactions subject to front-end sales charge waivers in Investor A Shares. These amounts include payments to
Hilliard Lyons, which was considered an affiliate for a portion of the year.

In addition, MLPF&S received $1,267 in commissions on the execution of portfolio security transactions for the Fund for the year ended June
30, 2008.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended June 30,
2008, the Fund paid $293,758 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended June 30, 2008 the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$2,704
Investor A	$8,228
Investor B	$ 806
Investor C	$1,398

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2008 were $475,994,295 and
$510,895,100, respectively.

18 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Notes to Financial Statements (continued)

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On
November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of
0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agree-
ment bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agree-
ment. The Fund did not borrow under the credit agreement during the year ended June 30, 2008.

5. Commitments:

At June 30, 2008, the Fund had entered into foreign exchange con-
tracts, under which it had agreed to purchase and sell foreign currencies with approximate values of $1,276,000 and $261,000, respectively.

6. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $294,003 has been reclassified between undistributed net investment income and accumu-
lated net realized gains as a result of permanent differences attributable to foreign taxes paid, the tax characterization of income recognized from partnerships, and foreign currency transaction gains/losses. This reclas-
sification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended June 30, 2008 and June 30, 2007 was as follows:

	6/30/2008	6/30/2007

Distributions paid from:
Ordinary income	$ 25,665,616	$11,250,348
Long-term capital gain	47,731,477	34,170,645

Total taxable distributions	$ 73,397,093	$45,420,993

As of June 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary net income	$ 4,293,434
Undistributed long-term net capital gains	18,684,417

Total undistributed net earnings	22,977,851
Capital loss carryforward	(10,854,840)*
Net unrealized gains	13,771,811**

Total accumulated net earnings	$ 25,894,822

* On June 30, 2008, the Fund had a capital loss carryforward of $10,854,840, of which $7,236,560 expires in 2010 and $3,618,280 expires in 2011. This amount will be available to offset future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, and the timing of income recognition on partnership interests.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

19

Notes to Financial Statements (concluded)

7. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Year Ended		Year Ended
	June 30, 2008		June 30, 2007

	Shares	Dollar Amount	Shares	Dollar Amount

Institutional

Shares sold	187,837	$ 4,917,755	103,900	$ 2,445,868
Shares issued to shareholders in reinvestment
of dividends and distributions	750,174	18,866,886	560,278	11,600,782

Total issued	938,011	23,784,641	664,178	14,046,650
Shares redeemed	(450,698)	(11,679,397)	(631,519)	(15,126,694)

Net increase (decrease)	487,313	$12,105,244	32,659	$ (1,080,044)

Investor A

Shares sold and the automatic conversion of shares	782,422	$20,102,130	619,093	$14,461,982
Shares issued to shareholders in reinvestment
of dividends and distributions	1,345,076	32,946,633	909,100	18,434,053

Total issued	2,127,498	53,048,763	1,528,193	32,896,035
Shares redeemed	(989,966)	(24,538,895)	(1,145,067)	(26,610,025)

Net increase	1,137,532	$28,509,868	383,126	$ 6,286,010

Investor B

Shares sold	67,969	$ 1,630,778	94,447	$ 2,022,074
Shares issued to shareholders in reinvestment
of dividends and distributions	113,412	2,552,296	134,036	2,527,381

Total issued	181,381	4,183,074	228,483	4,549,455
Shares redemed and the automatic conversion of shares	(307,706)	(7,194,172)	(481,390)	(10,403,861)

Net decrease	(126,325)	$ (3,011,098)	(252,907)	$ (5,854,406)

Investor C

Shares sold	401,603	$ 9,253,606	236,875	$ 5,127,554
Shares issued to shareholders in reinvestment
of dividends and distributions	360,570	7,941,682	237,166	4,421,388

Total issued	762,173	17,195,288	474,041	9,548,942
Shares redeemed	(410,160)	(8,987,901)	(302,033)	(6,500,981)

Net increase	352,013	$ 8,207,387	172,008	$ 3,047,961

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

20 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Global Emerging Markets Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Emerging
Markets Fund, Inc. (the “Fund”) (formerly BlackRock Developing Capital
Markets Fund, Inc.) as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-

cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our proce-
dures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global Emerging Markets Fund, Inc. as of June 30, 2008,
the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP Princeton, New Jersey August 25, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the BlackRock Global Emerging Markets Fund, Inc.
during the fiscal year ended June 30, 2008:

	Record Date	9/17/2007	12/13/2007
	Payable Date	9/19/2007	12/17/2007

Qualified Dividend Income for Individuals[1]		24.06%[3]	13.57%[3]
Foreign Source Income		25.73%[3]	20.45%[3]
Foreign Taxes Paid Per Share		$0.041964	$0.020200
Short-Term Capital Gain Dividends for Non-U.S. Residents[2]		100.00%	100.00%

[1] The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
[2] Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[3] Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.
You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $2.474258 per share to shareholders of record on September 17, 2007 and
$1.914985 to shareholders of record on December 13, 2007.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

21

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock Global Emerging Markets Fund, Inc. (the
“Fund”) met in person in April and June 2008 to consider the approval of the Fund’s investment advisory agreement with its investment adviser,
BlackRock Advisors, LLC (the “Adviser”) (the “Advisory Agreement”). The
Board also considered the approval of the separate subadvisory agree-
ments with respect to the Fund between the Adviser and BlackRock
Investment Management, LLC and BlackRock Asset Management U.K.
Limited (each, a “Subadviser”) (each, a “Subadvisory Agreement”). The
Adviser and the Subadvisers are referred to herein as “BlackRock.” The
Advisory Agreement and the Subadvisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independ-
ent Directors”). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both
Independent Directors. The Board established four standing committees:
an Audit Committee, a Governance and Nominating Committee, a
Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. . and certain affiliates (the “Transaction”), the Fund entered into an Advisory
Agreement with the Adviser with an initial two-year term and the Adviser entered into a Subadvisory Agreement with each Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement’s initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In con-
nection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment manage-
ment, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures;
and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope the information provided to better assist its delib-
erations. These materials included (a) information independently com-
piled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) infor-
mation on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discus-
sion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment man-
dates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the
Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the
Board requested and subsequently received from BlackRock (i) com-
prehensive analysis of total expenses on a fund-by-fund basis; (ii)
further analysis of investment performance; (iii) further data regarding
Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

22 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of portfolio holdings of the Fund, allocation of Fund brokerage fees (including the benefits of “soft dollars”), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. At an in-person meeting held on June 3 – 4, 2008, the Fund’s Board, including the Independent
Directors, unanimously approved the continuation of (a) the Advisory
Agreement between the Adviser and the Fund for a one-year term ending
June 30, 2009; (b) the Subadvisory Agreement between the Adviser and
BlackRock Investment Management, LLC for a one-year term ending
June 30, 2009; and (c) the Subadvisory Agreement between the Adviser and BlackRock Asset Management U.K. Limited for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 16, 2008 meeting. As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed above, in advance of the June 3 – 4, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Fund and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance — both including and excluding the effects of the Fund’s fees and expenses — to the performance of a com-
parable group of mutual funds as classified by Lipper and the perform-
ance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The
Board also reviewed the materials provided by the Fund’s portfolio man-
agement team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of the
Fund’s portfolio management team, BlackRock’s portfolio trading capa-
bilities, BlackRock’s use of technology; BlackRock’s commitment to com-
pliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The
Board also reviewed BlackRock’s compensation structure with respect to the portfolio management team of the Fund and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addi-
tion to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (a) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing;
(c) overseeing and coordinating the activities of other service providers;
(d) organizing Board meetings and preparing the materials for such
Board meetings; (e) providing legal and compliance support; and (f)
performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing require-
ments. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the metho-
dology used by Lipper to select peer Funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

23

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board noted that although the Fund performed below the median of its peer funds during the three- and five-year periods, the underperfor-
mance of the Fund was not significant for any such period.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended
December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board noted that the Fund paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici-
pate in these economies of scale. The Board, including the Independent
Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The
Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Fund, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

24 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

Conclusion

The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Fund for a one-year term ending June
30, 2009; (b) the Subadvisory Agreement between the Adviser and
BlackRock Investment Management, LLC for a one-year term ending June
30, 2009; and (c) the Subadvisory Agreement between the Adviser and
BlackRock Asset Management U.K. Limited for a one-year term ending
June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but con-
sidered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.
The contractual fee arrangements for the Fund reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors)
and BlackRock (and the predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

25

Officers and Directors

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]

Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	the Board	2000	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	and Director
1940

Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox	35 Funds	None
40 East 52nd Street	the Board	2007	Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	and Director		Investment Committee of the Archdiocese of Philadelphia since 2003;
1941			Director, the Committee of Seventy (civic) since 2006.

David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Dr. Matina Horner	Director	Since	Formerly Executive Vice President of Teachers Insurance and Annuity	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Association and College Retirement Equities Fund from 1989 to 2003.	81 Portfolios	and gas utility)
New York, NY 10022
1939

Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1940	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University since
2006; Director, InnoCentive, Inc. (strategic solutions company) since
2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		2000	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED Multimedia		company)
1947			(PBS and Multimedia, a not-for-profit company) since 2002; Director,
Jones and Brown (Canadian insurance broker) since 1998; General
Partner, Thorn Partner, LP (private investment) since 1998.

Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

26 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Officers and Directors (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Director		Department since 2001; Trustee, The Holy Family Foundation since
2001; Committee Member/Professional Ethics Committee of the
Pennsylvania Institute of Certified Public Accountants since 2007;
President and Trustee, Pittsburgh Catholic Publishing Associates
since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics) since
1945	Committee		1992; Director, Indotronix International (IT services) since 2004;
Director, Tippman Sports (recreation) since 2005.

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L P(“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina
Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors[3]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

3 Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

27

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, LP ("MLIM") and Fund Asset Management, L ("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
New York, NY 10022			and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
New York, NY 10022	Officer of		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959	the Fund		Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
Brown Brothers	PNC Global Investment		State Street Bank and	Accounting Firm	Sidley Austin LLP
Harriman & Co.	Servicing (U.S.) Inc.		Trust Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02109	Wilmington, DE 19809		Princeton, NJ 08540	Princeton, NJ 08540

28 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

29

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC. JUNE 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JUNE 30, 2008

31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which
U.S. companies are subject.Therefore, the Fund is designed as a long-
term investment for investors capable of assuming the risks of investing in emerging markets. Please refer to the prospectus for details.

BlackRock Global Emerging Markets Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#10997-6/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)
Richard R. West (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Global
Emerging Markets	$35,300	$37,700	$0	$0	$7,900	$6,100	$1,049	$1,042
Fund, Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Global Emerging
Markets Fund, Inc.	$296,449	$2,968,042

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Emerging Markets Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: August 22, 2008